Form 13F Cover Page


Filing for Quarter-Ending:    March 31, 2005

Check here if Amendment:      ( )
Amendment Number:
This Amendment:               ( ) is a reinstatement
                              ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                         Croft-Leominster, Inc.
Address:                      300 Water Street, 4th floor
                              Baltimore, MD  21202

Form 13-F File Number:        28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                         Carla Prescimone
Title:                        Assistant Vice President
Phone:                        410-576-0100

Signature, Place, and Date of Signing:

                              Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                     City, State                   Date


Report Type (Check only one):

(X)  13F Holdings Report      Check here if all holdings of this reporting
                              manager are reported in this report.
( )  13F Notice               Check here if no holdings reported are in this
                              report, and all holdings are reported by other
                              reporting manager(s).
( )  13F Combination Report   Check here if a portion of the holdings for this
                              reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                        122

Form 13F Information Table Value Total:                      $282.29
                                                            (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:         SOLE
ITEM 7: Voting Authority:              NONE

         SECURITY NAME            TITLE OF CLASS     CUSIP     MARKET VALUE       QUANITY
------------------------------    --------------   ---------   ------------    ------------
AGCO Corporation                       COM         001084102   $     4.8775         267,262
Aberden Asia-Pacific Prime Inc         COM         003009107   $     0.0812          13,400
Aleris International                   COM         014477103   $     0.5256          21,067
Alliance World Dollar Gvt II           COM         01879R106   $     0.2537          21,500
Altria Group Inc.,                     COM         02209S103   $     0.2370           3,625
Ameren Corporation                     COM         023608102   $     0.9001          18,366
Amgen Inc.                             COM         031162100   $     0.7211          12,388
Asia Tigers Fund Inc                   COM         04516T105   $     0.2081          18,225
Avaya, Inc.                            COM         053499109   $     0.7709          66,005
Bank of America Corp                   COM         060505104   $     4.6608         105,687
Berkshire Hathaway - CL A              CL A        084670108   $     0.6090               7
Berkshire Hathaway - CL B              CL B        084670207   $     7.2057           2,523
Biomet Inc                             COM         090613100   $     1.0171          28,020
Bristol West Holdings, Inc.            COM         11037M105   $     1.3280          85,678
Cablevision Systems -NY Grp A        CL A NY       12686C109   $     6.9277         246,976
Cadbury Schweppes PLC - Sp ADR         ADR         127209302   $     0.4489          11,030
Canadian Natural Resources             COM         136385101   $     2.1089          37,115
Caterpillar Inc                        COM         149123101   $     1.7939          19,618
Cendant Corp                           COM         151313103   $     5.2615         256,157
CenterPoint Energy Inc.                COM         15189T107   $     4.4726         371,788
CenturyTel, Inc.                       COM         156700106   $     0.8474          25,805
Citigroup, Inc.                        COM         172967101   $     8.2092         182,670
Citizens Communications Compan         COM         17453B101   $     0.2707          20,920
Constellation Energy Group             COM         210371100   $     0.2787           5,390
Covance Inc.                           COM         222816100   $     0.6696          14,065
DeVRY, Inc.                            COM         253893103   $     1.9206         101,512
Dillard's, Inc.                        CL A        254067101   $     1.9828          73,709
Dominion Resources Inc VA              COM         25746U109   $     0.7153           9,610
Dover Corp                             COM         260003108   $     0.4956          13,115
Dow Chemical Co                        COM         260543103   $     0.3041           6,100
Duke Energy Corp                       COM         264399106   $     1.0163          36,285
Eaton Corp                             COM         278058102   $     1.7527          26,799
Edwards Lifesciences Corporati         COM         28716E108   $     3.4105          78,910
Enerplus Resources Fund           UNIT TR G NEW    29274D604   $     0.3517           9,700
Enterprise Products Partners L         COM         293792107   $     0.4390          17,081
ESCO Technologies Inc.                 COM         296315104   $     0.8634          10,745
Exxon Mobil Corp                       COM         30231g102   $     0.2779           4,663
FMC Corp                             COM NEW       302491303   $     3.5242          65,935
Fairmont Hotels & Resorts              COM         305204109   $     0.4175          12,599
Fidelity National Financial, I         COM         316326107   $     0.3868          11,743
Fluor Corp                             COM         343412102   $     7.1983         129,862
Franklin Resources Inc                 COM         354613101   $     2.5323          36,887
Gencorp, Inc.                          COM         368682100   $     1.9091          95,455
General Electric Co                    COM         369604103   $     5.7938         160,671
Genworth Financial Inc.                COM         37247D106   $     0.4128          15,000
Gillette Co                            COM         375766102   $     0.2524           5,000
Goldman Sachs Group Inc                COM         38141g104   $     0.7078           6,435

         SECURITY NAME            TITLE OF CLASS     CUSIP     MARKET VALUE       QUANITY
------------------------------    --------------   ---------   ------------    ------------
Hartford Financial Services Gr         COM         416515104   $     1.0285          15,001
Hilton Hotels Corp                     COM         432848109   $     0.3270          14,633
Honeywell Intl Inc                     COM         438516106   $     7.5357         202,518
ITT Corp (New)                         COM         450911102   $     0.2373           2,630
ICON plc - Spons ADR              SPONSORED ADR    45103T107   $     0.4578          12,202
Inco Ltd                               COM         453258402   $     1.7434          43,803
Ingersoll-Rand                         COM         456866102   $     2.7133          34,065
Insured Municipal Income Fund          COM         45809F104   $     0.2046          16,100
Int'l Business Machines Corp.          COM         459200101   $     0.4469           4,891
Iowa Telecommunications Servic         COM         462594201   $     0.4746          24,340
Johnson & Johnson                      COM         478160104   $     1.7720          26,385
Kansas City Southern                 COM NEW       485170302   $     0.5581          28,975
Liberty Media Corp                  COM SER A      530718105   $    13.3449       1,286,877
Liberty Media Int'l, Inc.              COM         530719103   $     1.8390          42,043
Lincoln National Corp                  COM         534187109   $     1.7355          38,446
Lloyds TSB Group plc              SPONSORED ADR    539439109   $     1.1029          30,409
Lockheed Martin Corporation            COM         539830109   $     0.2674           4,380
Lowe's Companies                       COM         548661107   $     7.2675         127,299
Lyondell Chemical Company              COM         552078107   $     1.4756          52,850
MEMC Electronic Materials, Inc         COM         552715104   $     2.2546         167,625
Markel Corporation                     COM         570535104   $     1.1382           3,297
Masco Corp.                            COM         574599106   $     2.8211          81,369
Massey Energy Company                  COM         576206106   $     0.3984           9,950
McDonald's Corp.                       COM         580135101   $     2.4028          77,160
Merck & Co                             COM         589331107   $     0.5843          18,052
Meristar Hospitality                   COM         58984Y103   $     3.2198         459,965
Microsoft Corp.                        COM         594918104   $     1.8450          76,335
Mills Corp                             COM         601148109   $     2.7958          52,850
Morgan Stanley                       COM NEW       617446448   $     0.3618           6,320
Morg Stan Asia-Pacific FD NR           COM         61744U106   $     0.1639          12,874
Morgan Stanley Inc. Opportunit    MUN INCOME III   61745P437   $     0.1828          22,100
MuniVest Fund, Inc                     COM         626295109   $     0.1076          11,800
Neenah Paper, Inc.                     COM         640079109   $     1.6195          48,171
NEXTEL Communications                  CL A        65332V103   $     1.6741          58,907
Nexen Inc.                             COM         65334H102   $     5.0170          91,335
Nuveen Dividend Adv Muni Fund     COM SH BEN INT   67070F100   $     0.1884          12,600
PG&E Corp                              COM         69331C108   $     1.0516          30,840
PHH Corp                             COM NEW       693320202   $     0.2637          12,057
Packaging Corp of America              COM         695156109   $     0.4779          19,675
Pactiv Corp                            COM         695257105   $     0.4465          19,120
Pentair, Inc                           COM         709631105   $     4.6667         119,658
PerkinElmer, Inc.                      COM         714046109   $     1.7029          82,543
Pfizer Inc                             COM         717081103   $     4.4096         167,857
Pharmaceutical Product Develop         COM         717124101   $     4.0500          83,592
PolyOne Corp                           COM         73179P106   $     2.6572         299,235
Premcor Inc.                           COM         74045q104   $     3.5961          60,257
Procter & Gamble                       COM         742718109   $     1.4317          27,013
ProQuest Co.                           COM         74346P102   $     0.2061           5,700
Prudential Financial Inc.              COM         744320102   $     7.5689         131,863
Putnam Municipal Bond Fund          SH BEN INT     74683V100   $     0.2009          16,965
Quanta Services, Inc                   COM         74762E102   $     1.9088         250,170
St. Paul Travelers Cos. Inc.           COM         792860108   $     6.0368         164,355
Salomon Bros Worldwide Income          COM         79548T109   $     0.3153          19,400

         SECURITY NAME            TITLE OF CLASS     CUSIP     MARKET VALUE       QUANITY
------------------------------    --------------   ---------   ------------    ------------
Sempra Energy                          COM         816851109   $     0.6285          15,775
Symantec Corp                          COM         871503108   $     1.3555          63,547
Templeton Emerging Mkts Inc Fd         COM         880192109   $     0.2785          21,115
Terex Corporation                      COM         880779103   $     6.9761         161,112
Textron Inc                            COM         883203101   $     2.0387          27,321
3M Co.                                 COM         88579Y101   $     0.2069           2,415
Time Warner                            COM         887317105   $     9.0670         516,639
Triarc Companies, Inc.                 CL A        895927101   $     1.7323         121,992
Tribune Co                             COM         896047107   $     0.9368          23,497
Tyco International Ltd                 COM         902124106   $    17.9426         530,847
United Parcel Svc Inc. CL B            COM         911312106   $     3.3610          46,205
Van Kampen Merr Value Mun Tr           COM         921132106   $     0.1833          13,740
Varian Inc.                            COM         922206107   $     0.6101          16,102
Varian Medical Systems, Inc.           COM         92220P105   $     0.5900          17,212
Viacom Inc. - Cl B                     CL B        925524308   $     5.8577         168,179
Washington Mutual, Inc.                COM         939322103   $     0.6598          16,705
Wells Fargo & Co.                      COM         949746101   $     0.2823           4,720
Williams Cos Inc.                      COM         969457100   $     9.4679         503,344
Wyeth                                  COM         983024100   $     4.8283         114,470
Ace Ltd                                ORD         G0070K103   $     7.3930         179,137
PartnerRe Ltd                          COM         G6852T105   $     2.4318          37,644
QIAGEN N.V.                            ORD         N72482107   $     1.8112         151,691

                                                               $   282.2868      10,265,369